Other Assets	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other Assets
Other assets

Other assets	Dec. 31,
(in millions)	2014	2013
Corporate/bank owned life insurance	$4,598	$4,482
Accounts receivable	4,166	3,479
Equity in joint venture and other investments (a)(b)	3,287	3,357
Income taxes receivable (b)	2,142	2,499
Fails to deliver	1,351	864
Software	1,332	1,251
Fair value of hedging derivatives	851	1,282
Prepaid pension assets	708	1,209
Prepaid expenses	451	451
Due from customers on acceptances	247	379
Other	1,357	1,313
Total other assets (b)	$20,490	$20,566

(a)	Includes Federal Reserve Bank stock of $447 million and $441 million, respectively, at cost.

(b)
Prior year balances were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

Certain seed capital and private equity investments valued using net asset value per share

In our Investment Management business, we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors. As part of that activity we make seed capital investments in certain funds. BNY Mellon also holds private equity investments, which consist of investments in private equity funds, mezzanine financings, SBICs and direct equity investments. Seed capital and private equity investments are included in other assets. Consistent with our policy to focus on our core activities, we continue to reduce our exposure to private equity investments that are not compliant with the Volcker Rule.

The fair value of certain of these investments has been estimated using the NAV per share of BNY Mellon’s ownership interest in the funds. The table below presents information about BNY Mellon’s investments in seed capital and private equity investments that have been valued using NAV.

Seed capital and private equity investments valued using NAV
	Dec. 31, 2014				Dec. 31, 2013
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Seed capital and other funds (a)	$307	$—	Daily-quarterly	0-180 days	$275	$23	Monthly-yearly	3-45 days
Private equity investments (b)(c)	35	45	N/A	N/A	86	31	N/A	N/A
Total	$342	$45			$361	$54

(a)	Other funds include various hedge funds, leveraged loans and structured credit funds. Redemption notice periods vary by fund.

(b)
Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.

(c)
Includes investments and unfunded commitments related to SBICs, which are compliant with the Volcker Rule, of $18 million and $45 million, respectively, at Dec. 31, 2014 and $7 million and $20 million, respectively, at Dec. 31, 2013.

Qualified affordable housing project investments

In 2014, BNY Mellon adopted ASU 2014-01, “Accounting for Investments in Qualified Affordable Housing Projects - a Consensus of the FASB Emerging Issues Task Force.” This ASU permits entities that invest in a qualified affordable housing project through a limited liability entity to make an accounting policy election to account for investments using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the initial cost of the investment is amortized in proportion to the tax credits and other tax benefits received and the net investment performance is recognized in the income statement as a component of income tax expense. In addition, under the new proportional amortization method, the value of the commitments to fund qualified affordable housing projects is included in other assets on the balance sheet and a liability is recorded for the unfunded portion. See Note 2 for the impact of the retrospective application of this new accounting guidance.
We invest in affordable housing projects primarily to satisfy the company’s CRA requirements. Our total investment in qualified affordable housing projects totaled $853 million at Dec. 31, 2014 and $754 million at Dec. 31, 2013. Commitments to fund future investments in qualified affordable housing projects totaled $358 million at Dec. 31, 2014 and $220 million at Dec. 31, 2013. A summary of the commitments to fund future investments is as follows: 2015—$154 million; 2016—$110 million; 2017—$82 million; 2018—$2 million; 2019—$1 million and 2020 and thereafter—$9 million.

Tax credits and other tax benefits recognized were $128 million in 2014, $118 million in 2013 and $108 million in 2012. Amortization expense included in the provision for income taxes was $96 million in 2014, $88 million in 2013 and $79 million in 2012.